Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Common Stock [Abstract]
COMMON STOCK

12.    COMMON STOCK

The Company had 250,030,433 shares of Legacy SoundHound common stock authorized for issuance prior to the closing of the Business Combination.

On April 26, 2022, the Company consummated a Business Combination which was accounted for as a reverse recapitalization (refer to Note 3 for additional information). Pursuant to the Company’s restated certificate of incorporation, the Company is authorized to issue 500,000,000 shares of capital stock, consisting of (a) 455,000,000 shares of Class A Common Stock with a par value of $0.0001 per share, (b) 44,000,000 shares of Class B Common Stock with a par value of $0.0001 per share, and (c) 1,000,000 shares of preferred stock with a par value of $0.0001 per share. The outstanding shares of the Company’s common stock are fully paid and non-assessable.

As a result of the Business Combination, 73,561,334 shares of Legacy SoundHound common stock, along with 106,949,326 shares of Legacy SoundHound preferred stock, were converted into 180,510,660 shares of the Company’s common stock, consisting of 140,114,060 shares of Class A Common Stock and 40,396,600 shares of the Company’s Class B Common Stock. On all matters to be voted upon, subject to the rights of any holders of any series of preferred stock, holders of shares of Class A Common Stock and Class B Common Stock will vote together as a single class on all matters submitted to the stockholders for their vote or approval. Holders of Class A Common Stock are entitled to one vote per share on all matters submitted to the stockholders for their vote or approval. Holders of Class B Common Stock are entitled to ten votes per share on all matters submitted to stockholders for their vote or approval.

Each share of Class B Common Stock shall automatically convert into one fully paid and nonassessable share of Class A Common Stock. Shares of Class B Common Stock will be convertible into shares of Class A Common Stock and will be automatically convert into shares of Class A Common Stock upon the occurrence of certain future events, generally including transfers, subject to limited excepts set forth in the amended charter. The conversion of Class B Common Stock to Class A Common Stock will have the effect, over time, of increasing the relative voting power of those holders of Class B Common Stock who retain their shares in the long term. As a result, it is possible that one or more of the persons or entities holding our Class B Common Stock could gain significant voting control as other holders of Class B Common Stock sell or otherwise convert their shares into Class A Common Stock.

11.    COMMON STOCK

As of December 31, 2021, the Company has authorized the issuance of 45,000,000 shares of common stock.

The Company has reserved shares of common stock for future issuance on an as-if converted basis related to the following outstanding Preferred Stock, warrants, stock options and future grants as of December 31, 2021:

Series A Preferred Stock	3,438,670
Series B Preferred Stock	6,065,646
Series C Preferred Stock	1,023,631
Series C-1 Preferred Stock	798,399
Series D Preferred Stock	3,646,050
Series D-1 Preferred Stock	1,515,152
Series D-2 Preferred Stock	1,515,151
Series D-3 Preferred Stock	1,245,838
Common stock warrants	191,355
Stock options outstanding	5,475,283
Stock incentive plan shares reserved for future issuance	499,328
25,414,503